Lease liabilities - Undiscounted lease payments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	Nov. 30, 2025	Aug. 31, 2025
Lease liabilities
Undiscounted lease payments					$ 11,070,718
Short-term lease expense	$ 225,042	$ 110,344	$ 659,388	$ 222,406
Weighted average interest rate	8.20%		8.20%			7.93%
Less than one year
Lease liabilities
Undiscounted lease payments					3,188,383
One to five years
Lease liabilities
Undiscounted lease payments					$ 7,882,335